            2001 SEMIANNUAL REPORT


            CENTENNIAL
            GOVERNMENT
            TRUST




            DECEMBER 31, 2001

DEAR SHAREHOLDER:

During the six-month period ended December 31, 2001, Centennial Government Trust produced an annualized yield of 2.47% and an annualized yield including the effects of compounding of 2.50%. The Trust's seven-day and compounded seven-day yields on December 31, 2001, were 1.45% and 1.46%, respectively.(1)

The U.S. officially entered a recession in March 2001, ending an unprecedented run of ten years of economic growth. With the events of September 11, massive job losses and disappointing company earnings, the economy has experienced large-scale deterioration during the second half of our reporting period. The Federal Reserve Board (the Fed) has moved aggressively to bolster the nation's troubled economy by making 11 successive rate cuts in 2001, bringing the benchmark interest rate down from 6.5% to 1.75%, its lowest level in almost 40 years. The continued reduction of interest rates has had a profound effect on the yields the Trust is able to generate.

The Centennial Government Trust generally invests only in government securities and thus does not face many of the credit issues of general purpose money market funds. During the period, we invested conservatively in short-term government agencies, such as Federal National Mortgage Association Corp. discount notes (Fannie Mae), the Federal Home Loan Mortgage Corporation (Freddie Mac), and the Federal Home Loan Bank. We bought repurchase agreements, which typically have a one-day maturity and help to provide liquidity to fund shareholder redemptions. In addition, we purchased U.S. Treasury bills.

With current yields at a 40-year low, the Trust has generally been investing in longer maturity instruments to seek to capture their higher yields. As a result, it is currently approaching a weighted average maturity of 60 days.

The current investment outlook for the Trust is based on the expectation of lower yields resulting from potential additional Fed cuts. Given that money market funds generally hold shorter term investments than other types of fixed income funds, money market funds will feel the impact of any further rate cuts very quickly. In a climate of such severely depressed interest rates, we will continue to seek high quality




In reviewing performance, please remember that past performance cannot guarantee future results. Yields will fluctuate. An investment in the Trust is not insured or guaranteed by the Federal Deposit Insurance Corporation or any other government agency. Although the Trust seeks to preserve the value of your investment at $1.00 per share, it is possible to lose money by investing in the Trust.

1. Compounded yields assume reinvestments of dividends. The Trust's investment strategy, allocations and focus can change over time.

names and to strive to maximize share-holder returns. And we will seek out investment strategies, which are designed to help insure the liquidity and safety that we strive to provide you.





Sincerely,

/s/ JAMES C. SWAIN
------------------

James C. Swain
Chairman
Centennial Government Trust










/s/ JOHN V. MURPHY
------------------

John V. Murphy
President
Centennial Government Trust

January 23, 2002

STATEMENT OF INVESTMENTS December 31, 2001 (Unaudited)
Centennial Government Trust

                                                                          Principal         Value
                                                                           Amount        See Note 1
                                                                          ---------      ----------
REPURCHASE AGREEMENTS--5.8%
Repurchase agreement with PaineWebber, Inc., 1.70%, dated 12/31/01, to be repurchased at $95,309,001 on 1/2/02, collateralized by Federal
Home Loan Mtg. Corp., 6.50%, 11/1/31, with a value of $97,427,897
(Cost $95,300,000) .................................................    $95,300,000     $95,300,000
                                                                                        -----------

U.S. GOVERNMENT AGENCIES--91.8%
Federal Farm Credit Bank:
  1.98%, 5/14/02 ...................................................     10,800,000      10,720,998
  2.03%, 6/3/02 ....................................................     10,000,000      10,008,682
  2.41%, 1/2/02 ....................................................     21,000,000      21,000,015
  3.75%, 7/2/02 ....................................................     15,000,000      15,139,846
  6.625%, 2/1/02 ...................................................      4,575,000       4,591,336
Federal Home Loan Bank:
  1.74%, 2/14/02 ...................................................     22,585,000      22,536,969
  1.817%, 8/20/02(1) ...............................................     75,000,000      74,988,787
  1.82%, 1/30/02 ...................................................     16,343,000      16,319,039
  1.83%, 6/14/02 ...................................................     73,000,000      72,307,146
  1.94%, 5/8/02 ....................................................     24,000,000      23,835,747
  2.02%, 1/23/02 ...................................................     23,000,000      22,971,608
  2.05%, 1/22/02 ...................................................     25,000,000      24,970,104
  2.35%, 1/4/02 ....................................................     28,000,000      27,994,633
  2.50%, 1/16/02 ...................................................     25,000,000      24,976,354
  2.65%, 10/25/02 ..................................................     33,550,000      33,550,000
  5.125%, 2/26/02 ..................................................     15,500,000      15,574,564
  6.346%, 2/26/02 ..................................................      8,500,000       8,528,400
  6.75%, 2/15/02-5/1/02 ............................................     23,075,000      23,259,128
  6.879%, 7/15/02 ..................................................     21,000,000      21,549,262
  7.25%, 5/15/02 ...................................................     19,060,000      19,409,666

Centennial Government Trust


                                                                          Principal         Value
                                                                           Amount        See Note 1
                                                                          ---------      ----------
U.S. GOVERNMENT AGENCIES (CONTINUED)
Federal Home Loan Mortgage Corp.:
  1.76%, 3/22/02 ...................................................    $21,000,000  $   20,917,867
  1.82%, 5/23/02 ...................................................     48,500,000      48,151,824
  1.83%, 2/7/02-6/20/02 ............................................     50,000,000      49,669,329
  1.855%, 6/26/02 ..................................................     16,107,000      15,960,927
  1.95%, 4/25/02 ...................................................     18,000,000      17,888,850
  2.27%, 1/17/02-2/28/02 ...........................................     80,000,000      79,819,346
  2.28%, 1/10/02-2/1/02 ............................................     55,000,000      54,933,817
  2.29%, 1/3/02 ....................................................     30,000,000      29,996,183
  2.35%, 1/25/02 ...................................................     50,000,000      49,924,667
  3.47%, 1/31/02 ...................................................     64,000,000      63,868,908
  5.50%, 5/15/02 ...................................................     28,100,000      28,449,868
Federal National Mortgage Assn.:
  1.81%, 11/29/02(1) ...............................................     50,000,000      49,986,210
  1.88%, 2/14/02 ...................................................     23,000,000      22,947,151
  1.90%, 2/28/02 ...................................................     23,000,000      22,929,594
  1.94%, 5/2/02 ....................................................     27,152,000      26,969,798
  1.968%, 7/26/02(1) ...............................................     50,000,000      49,992,500
  1.969%, 7/5/02(1) ................................................     50,000,000      49,991,250
  2.02%, 1/31/02-5/16/02 ...........................................     27,000,000      26,883,850
  2.11%, 1/24/02 ...................................................     25,000,000      24,966,299
  5.375%, 3/15/02 ..................................................     25,168,000      25,278,695
  6.59%, 5/21/02 ...................................................      7,000,000       7,121,908
  6.625%, 4/15/02 ..................................................     32,902,000      33,328,901
  7.50%, 2/11/02 ...................................................      5,000,000       5,028,310
FNMA Master Credit Facility:
  2%, 3/1/02 .......................................................     22,400,000      22,326,578
  2.08%, 3/1/02 ....................................................     15,000,000      14,948,867
  2.15%, 1/8/02 ....................................................     22,000,000      21,990,803
  2.16%, 2/5/02 ....................................................     33,637,000      33,566,362
  2.42%, 4/1/02 ....................................................     20,000,000      19,879,000
  2.48%, 1/15/02 ...................................................     30,000,000      29,971,067
  3.39%, 3/1/02 ....................................................     35,000,000      34,805,546
Overseas Private Investment Corp.:
  3.83%, 1/17/17(1)(2) .............................................      2,642,406       2,665,451
  3.855%, 1/20/07(1)(2) ............................................      2,917,710       2,926,568

Centennial Government Trust


                                                                          Principal           Value
                                                                           Amount          See Note 1
                                                                        -----------    --------------
U.S. GOVERNMENT AGENCIES (CONTINUED)
Student Loan Marketing Assn.:
  3.75%, 7/1/02 ....................................................    $10,000,000    $   10,095,215
Student Loan Marketing Assn., guaranteeing commercial paper of
Nebhelp, Inc.:
  1.82%, 1/28/02(3) ................................................     25,000,000        24,965,875
                                                                                       --------------

Total U.S. Government Agencies (Cost $1,517,379,668) ...............                    1,517,379,668
                                                                                       --------------

Total Investments, at Value (Cost $1,612,679,668) ..................           97.6%    1,612,679,668
Other Assets Net of Liabilities ....................................            2.4        39,247,545
                                                                        -----------    --------------
Net Assets .........................................................          100.0%   $1,651,927,213
                                                                        ===========    ==============

1. Represents the current interest rate for a variable rate security.

2. Identifies issues considered to be illiquid--See Note 4 of Notes to Financial Statements.

3. Security issued in an exempt transaction without registration under the Securities Act of 1933. Such securities amount to $24,965,875, or 1.51% of the Trust's net assets and have been determined to be liquid pursuant to guidelines adopted by the Board of Trustees.




See accompanying Notes to Financial Statements.

STATEMENT OF ASSETS AND LIABILITIES December 31, 2001 (Unaudited)
Centennial Government Trust

ASSETS
Investments, at value (cost $1,612,679,668)--see accompanying statement .....                        $1,612,679,668
Cash ........................................................................                            24,849,063
Receivables and other assets:
   Shares of beneficial interest sold .......................................                            24,188,848
   Interest .................................................................                             4,224,043
   Other ....................................................................                                37,441
                                                                                                     --------------

       Total assets .........................................................                         1,665,979,063
                                                                                                     --------------


LIABILITIES
Payables and other liabilities:
   Shares of beneficial interest redeemed ...................................                            13,783,736
   Service plan fees ........................................................                               130,915
   Shareholder reports ......................................................                                98,792
   Dividends ................................................................                                   900
   Trustees' compensation ...................................................                                   510
   Transfer and shareholder servicing agent fees ............................                                   206
   Other ....................................................................                                36,791
                                                                                                     --------------
       Total liabilities ....................................................                            14,051,850
                                                                                                     --------------


NET ASSETS ..................................................................                        $1,651,927,213
                                                                                                     ==============


COMPOSITION OF NET ASSETS
Paid-in capital .............................................................                        $1,651,921,873
Accumulated net realized gain (loss) on investment transactions .............                                 5,340
                                                                                                     --------------


NET ASSETS--applicable to 1,651,921,873 shares of beneficial
   interest outstanding .....................................................                        $1,651,927,213
                                                                                                     ==============


NET ASSET VALUE, REDEMPTION PRICE AND OFFERING PRICE PER SHARE ..............                                 $1.00



See accompanying Notes to Financial Statements.

STATEMENT OF OPERATIONS For the Six Months Ended December 31, 2001 (Unaudited) Centennial Government Trust

INVESTMENT INCOME--Interest ...................................................         $25,003,491
                                                                                         ----------


EXPENSES
Management fees ...............................................................           3,433,877
Service plan fees .............................................................           1,583,169
Transfer and shareholder servicing agent fees .................................             473,066
Custodian fees and expenses ...................................................              38,981
Other .........................................................................              63,649
                                                                                         ----------
     Total expenses ...........................................................           5,592,742
          Less reduction to custodian expenses ................................              (5,727)
                                                                                          ---------
Net expenses ..................................................................           5,587,015
                                                                                          ---------
NET INVESTMENT INCOME .........................................................          19,416,476
                                                                                         ----------
NET REALIZED GAIN (LOSS) ON INVESTMENTS .......................................             224,387
                                                                                         ----------
NET INCREASE IN NET ASSETS RESULTING FROM OPERATIONS ..........................         $19,640,863
                                                                                        ===========


See accompanying Notes to Financial Statements.

STATEMENTS OF CHANGES IN NET ASSETS
Centennial Government Trust

                                                                     Six Months Ended
                                                                     December 31, 2001       Year Ended
                                                                        (Unaudited)         June 30, 2001
                                                                     ----------------     ----------------
OPERATIONS
Net investment income (loss) ....................................    $   19,416,476       $   70,162,456
Net realized gain (loss) ........................................           224,387              328,977
                                                                       ------------        -------------
Net increase (decrease) in net assets resulting from operations .        19,640,863           70,491,433
                                                                       ------------        -------------
DIVIDENDS AND/OR DISTRIBUTIONS TO SHAREHOLDERS ..................       (19,416,476)         (70,162,456)
                                                                       ------------        -------------
BENEFICIAL INTEREST TRANSACTIONS
Net increase (decrease) in net assets resulting from
  beneficial interest transactions ..............................       194,198,006          265,420,116
                                                                       ------------        -------------

NET ASSETS
Total increase ..................................................       194,422,393          265,749,093
Beginning of period .............................................     1,457,504,820        1,191,755,727
                                                                       ------------        -------------
End of period ...................................................    $1,651,927,213       $1,457,504,820
                                                                       ============         ============

See accompanying Notes to Financial Statements.
8

FINANCIAL HIGHLIGHTS
Centennial Government Trust



                                                 Six Months Ended
                                                 December 31, 2001               Year Ended June 30,
                                                                      -----------------------------------------
                                                    (Unaudited)       2001     2000     1999     1998     1997
                                                  --------------      ----     ----     ----     ----     ----
PER SHARE OPERATING DATA
Net asset value, beginning of period ..........        $1.00          $1.00    $1.00    $1.00    $1.00    $1.00
Income from investment operations--
  net investment income and
  net realized gain ...........................          .01            .05      .05      .04      .05      .05
Dividends and/or distributions to
  shareholders ................................         (.01)          (.05)    (.05)    (.04)    (.05)    (.05)
                                                       ----           ----     ----     ----     ----     ----
Net asset value, end of period ................        $1.00          $1.00    $1.00    $1.00    $1.00    $1.00
                                                       ====           ====     ====     ====     ====     ====


TOTAL RETURN(1) ...............................         1.25%          5.29%    5.07%    4.47%    4.93%    4.75%


RATIOS/SUPPLEMENTAL DATA
Net assets, end of period (in millions) .......       $1,652         $1,458   $1,192   $1,213   $1,132   $1,027
Average net assets (in millions) ..............       $1,572         $1,367   $1,244   $1,245   $1,117   $1,032
Ratios to average net assets:(2)
Net investment income .........................         2.45%          5.13%    4.92%    4.37%    4.82%    4.65%
Expenses ......................................         0.70%          0.73%    0.74%    0.74%    0.75%(3) 0.76%(3)






1. Assumes a $1,000 hypothetical initial investment on the business day before the first day of the fiscal period, with all dividends reinvested in additional shares on the reinvestment date, and redemption at the net asset value calculated on the last business day of the fiscal period. Total returns reflect changes in net investment income only. Total returns are not annualized for periods less than one full year.

2. Annualized for periods of less than one full year.

3. Expense ratio has been calculated without adjustment for the reduction to custodian expenses.

See accompanying Notes to Financial Statements.

NOTES TO FINANCIAL STATEMENTS (Unaudited)
Centennial Government Trust

1. SIGNIFICANT ACCOUNTING POLICIES

Centennial Government Trust (the Trust) is registered under the Investment Company Act of 1940, as amended, as an open-end management investment company. The Trust's investment objective is to seek a high level of current income consistent with the preservation of capital and the maintenance of liquidity. The Trust's investment advisor is Centennial Asset Management Corporation (the Manager), a subsidiary of OppenheimerFunds, Inc. (OFI). The following is a summary of significant accounting policies consistently followed by the Trust.

Securities Valuation. Portfolio securities are valued on the basis of amortized cost, which approximates market value.

Repurchase Agreements. The Trust requires its custodian bank to take possession, to have legally segregated in the Federal Reserve Book Entry System or to have segregated within the custodian's vault, all securities held as collat-eral for repurchase agreements. The market value of the underlying securities is required to be at least 102% of the resale price at the time of purchase. If the seller of the agreement defaults and the value of the collateral declines, or if the seller enters an insolvency proceeding, realization of the value of the collateral by the Trust may be delayed or limited.

Federal Taxes. The Trust intends to continue to comply with provisions of the Internal Revenue Code applicable to regulated investment companies and to distribute all of its taxable income to shareholders. Therefore, no federal income or excise tax provision is required.

As of December 31, 2001, the Trust had available for federal income tax purposes an estimated unused capital loss carryover of zero. This estimated capital loss carryover represents carryover as of the end of the last fiscal year, increased for losses deferred under tax accounting rules to the current fiscal year and increased or decreased by capital losses or gains realized in the first six months of the current fiscal year.

As of June 30, 2001, the Trust had available for federal income tax purposes unused capital loss carryovers as follows:

Expiring
----------------
2004    $195,788
2005      16,379
        --------
Total   $212,167
        ========

Dividends and Distributions to Shareholders. Dividends and distributions to shareholders, which are determined in accordance with income tax regulations, are recorded on the ex-dividend date.

Security Transactions. Security transactions are accounted for as of trade date. Gains and losses on securities sold are determined on the basis of identified cost.

Other. The preparation of financial statements in conformity with accounting principles generally accepted in the United States of America requires management to make estimates and assumptions that affect the reported amounts of assets and liabilities and disclosure of contingent assets and liabilities at the date of the financial statements and the reported amounts of income and expenses during the reporting period. Actual results could differ from those estimates.

Centennial Government Trust


2. SHARES OF BENEFICIAL INTEREST

The Trust has authorized an unlimited number of no par value shares of beneficial interest. Transactions in shares of beneficial interest were as follows:

                                 Six Months Ended December 31, 2001          Year Ended June 30, 2001
                                 ----------------------------------       ----------------------------

                                      Shares             Amount            Shares            Amount
                                     ----------        -----------        ----------       -----------

Sold                              1,921,813,650     $ 1,921,813,650     3,739,905,295    $ 3,739,905,295

Dividends and/or
     distributions reinvested        20,393,483          20,393,483        70,389,432         70,389,432

Redeemed                         (1,748,009,127)     (1,748,009,127)   (3,544,874,611)    (3,544,874,611)
                                 --------------      --------------    --------------    ---------------


Net increase (decrease)             194,198,006     $   194,198,006       265,420,116    $   265,420,116
                                 ==============     ===============    ==============    ===============

3. FEES AND OTHER TRANSACTIONS WITH AFFILIATES


Management Fees. Management fees paid to the Manager were in accordance with the investment advisory agreement with the Trust which provides for a fee of 0.50% of the first $250 million of the Trust's net assets, 0.475% of the next $250 million, 0.45% of the next $250 million, 0.425% of the next $250 million, 0.40% of the next $250 million, 0.375% of the next $250 million, 0.35% of net assets in excess of $1.5 billion. In the agreement, the Manager guarantees that the Trust's total expenses in any fiscal year, exclusive of taxes, interest and brokerage concessions, and extraordinary expenses such as litigation costs, shall not exceed the lesser of 1.50% of the average annual net assets of the Trust up to $30 million and 1% of its average annual net assets in excess of $30 million; or 25% of the total annual investment income of the Trust. The Trust's management fee for six months ended December 31, 2001 was an annualized rate of 0.43%.

Transfer Agent Fees. Shareholder Services, Inc. (SSI) acts as the transfer and shareholder servicing agent for the Trust and for other registered investment companies. The Trust pays SSI an annual maintenance fee for each Trust shareholder account.

Service Plan Fees. Under an approved service plan, the Trust may expend up to 0.20% of its average annual net assets annually to reimburse the Manager, as distributor, for costs incurred in connection with the personal service and maintenance of accounts that hold shares of the Trust, including amounts paid to brokers, dealers, banks and other financial institutions. During the six months ended December 31, 2001, the Trust paid $82,430 to a broker-dealer affiliated with the Manager as reimbursement for distribution-related expenses.

Centennial Government Trust

4. ILLIQUID SECURITIES

As of December 31, 2001, investments in securities included issues that are illiquid. A security may be considered illiquid if it lacks a readily available market or if its valuation has not changed for a certain period of time. The Trust intends to invest no more than 10% of its net assets (determined at the time of purchase and reviewed periodically) in illiquid securities. The aggregate value of illiquid securities subject to this limitation as of December 31, 2001, was $5,592,019, which represents 0.34% of the Trust's net assets.

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














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
CENTENNIAL GOVERNMENT TRUST

            Officers and Trustees
            James C. Swain, Trustee, CEO and Chairman
              of the Board
            John V. Murphy, President
            William L. Armstrong, Trustee
            Robert G. Avis, Trustee
            George C. Bowen, Trustee
            Edward L. Cameron, Trustee
            Jon S. Fossel, Trustee
            Sam Freedman, Trustee
            Richard F. Grabish, Trustee
            C. Howard Kast, Trustee
            Robert M. Kirchner, Trustee
            F. William Marshall, Jr., Trustee
            Barry Weiss, Vice President
            Carol E. Wolf, Vice President
            Robert G. Zack, Vice President and
              Secretary
            Brian W. Wixted, Treasurer
            Robert J. Bishop, Assistant Treasurer
            Scott T. Farrar, Assistant Treasurer
            Katherine P. Feld, Assistant Secretary
            Kathleen T. Ives, Assistant Secretary
            Denis R. Molleur, Assistant Secretary

            Investment Advisor and Distributor
            Centennial Asset Management Corporation

            Transfer and Shareholder Servicing Agent
            Shareholder Services, Inc.

            Custodian of Portfolio Securities
            Citibank, N.A.

            Independent Auditors
            Deloitte & Touche LLP

            Legal Counsel
            Myer, Swanson, Adams & Wolf, P.C.

            The financial statements included herein have been taken from the records of the Trust without examination of those records by the independent auditors.

            For more complete information about Centennial Government Trust, please refer to the Prospectus. To obtain a copy, call your financial advisor, or contact Centennial Asset Management Corp. at
            1.800.525.9310. Please read the prospectus carefully before you invest any money.







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